Item 1. Report to Shareholders

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               4/30/04    10/31/03   10/31/02   10/31/01   10/31/00   10/31/99

NET ASSET VALUE

Beginning of
period         $  10.87   $  10.74   $  10.69   $  10.13   $   9.88   $  10.79

Investment
activities

  Net investment
  income (loss)    0.25       0.50       0.51       0.52       0.52       0.49

  Net realized
  and unrealized
  gain (loss)     (0.06)      0.13       0.05       0.56       0.25      (0.86)

  Total from
  investment
  activities       0.19       0.63       0.56       1.08       0.77      (0.37)

Distributions

  Net investment
  income          (0.25)     (0.50)     (0.51)     (0.52)     (0.52)     (0.49)

  Net realized
  gains            --         --         --         --         --        (0.05)

  Total
  distributions   (0.25)     (0.50)     (0.51)     (0.52)     (0.52)     (0.54)

NET ASSET VALUE

End of
period         $  10.81   $  10.87   $  10.74   $  10.69   $  10.13   $   9.88
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total
return^            1.71%      5.98%      5.36%     10.87%      8.03%     (3.58)%

Ratio of
total expenses
to average
net assets         0.50%!     0.50%      0.50%      0.50%      0.50%      0.50%

Ratio of
net investment
income (loss)
to average
net assets         4.52%!     4.59%      4.77%      4.95%      5.23%      4.71%

Portfolio
turnover rate      34.9%!     37.0%      47.3%      53.0%      55.8%      79.7%

Net assets,
end of
period (in
thousands)      $ 93,669   $ 91,534   $ 90,584   $ 83,054   $ 69,227   $ 72,558

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Portfolio of Investments ss.                         $ Par                Value
--------------------------------------------------------------------------------
(Amounts in 000s)


ALABAMA  1.7%

Alabama Public School & College Auth.
5.50%, 9/1/29 (MBIA Insured)                         1,000                1,039

Baldwin County Eastern Shore Hosp. Auth.
Thomas Hosp., 6.75%, 4/1/21                            200                  205

Camden Ind. Dev. Board, IDRB,
Weyerhaeuser, 6.125%, 12/1/24                          300                  315

Total Alabama (Cost  $1,527)                                              1,559

ALASKA  2.4%

Alaska HFC, Single Family, 5.75%, 12/1/11 #          1,115                1,181

Alaska Student Loan Corp., 5.10%, 7/1/10
(AMBAC Insured) #                                    1,000                1,067

Total Alaska (Cost  $2,110)                                               2,248

ARIZONA  3.2%

Phoenix, 5.875%, 7/1/18
(Prerefunded 7/1/10!)                                  575                  652

Phoenix Civic Improvement Corp.
6.25%, 7/1/17 (Prerefunded 7/1/10!)
(FGIC Insured)                                       1,000                1,170

Salt River Agricultural Improvement &
Power Dist., 5.00%, 1/1/08                             600                  649

Tempe IDA, Friendship Village,
6.75%, 12/1/30                                         300                  302

Yavapai County IDA, Yavapai Regional
Medical Center 6.00%, 8/1/33                           200                  202

Total Arizona (Cost  $2,749)                                              2,975

CALIFORNIA  8.8%

California, GO

    5.00%, 2/1/33                                      500                  475

    5.50%, 11/1/33                                     250                  256

    5.65%, 6/1/30                                      500                  512

California Dept. of Water Resources

    5.50%, 5/1/14 (AMBAC Insured)                    1,000                1,095

    5.75%, 5/1/17                                      200                  217

California Public Works Board,
Dept. of Corrections, 5.25%, 6/1/28                  1,000                  979

California Statewide CDA, Kaiser Permanente
2.30%, 4/1/34 (Tender 5/1/07)                          500                  490

Chula Vista, Multi-Family Housing,
7.50%, 1/1/32 #                                        460                  428

Corona-Norco PFA, 5.375%, 9/1/33                       400                  367

Golden State Tobacco Securitization Corp.
Tobacco Settlement, 5.625%, 6/1/38                   1,000                  996

Orange County Community Fac. Dist.
Ladera Ranch No. 02-1, 5.55%, 8/15/33                  500                  484

Pomona Unified School Dist., GO,
6.15%, 8/1/15 (MBIA Insured)                           145                  167

Poway Community Fac., Dist. No. 88-1,
6.75%, 8/15/15                                         425                  473

Sacramento City Fin. Auth.,
Sacramento Hotel & Convention Center
6.25%, 1/1/30                                          500                  481

San Diego Unified School Dist., Election 98E
5.25%, 7/1/24 (FSA Insured)                            500                  520

Santa Ana Housing Auth., Multi-Family Villa
5.65%, 11/1/21 (Tender 11/1/06)
(FNMA Insured) #                                       300                  304

Total California (Cost  $8,305)                                           8,244

COLORADO  1.4%

Colorado HFA

  Adventist Health, 6.625%, 11/15/26                   500                  546

  Covenant Retirement Communities,
  6.125%, 12/1/33                                      100                  101

Denver City and County Airport, 6.25%, 11/15/05
(MBIA Insured) #                                       250                  266

E-470 Public Highway Auth., Arapahoe County
Zero Coupon, 8/31/26 (Prerefunded 8/31/05!)          2,000                  409

Total Colorado (Cost  $1,261)                                             1,322

CONNECTICUT  0.6%

Mashantucket Western Pequot Tribe, 144A

    5.70%, 9/1/12                                      250                  266

    5.75%, 9/1/27                                      300                  305

Total Connecticut (Cost  $537)                                              571


DELAWARE  1.9%

Delaware HFA, Catholic Health East,
5.75%, 11/15/33                                        250                  258

Delaware Housing Auth., Multi-Family,
5.40%, 7/1/24                                        1,465                1,510

Total Delaware (Cost  $1,724)                                             1,768

DISTRICT OF COLUMBIA  2.4%

District of Columbia, GO, 6.00%, 6/1/17
(MBIA Insured)                                       1,100                1,269

Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/27 (MBIA Insured) #                      1,000                1,021

Total District of Columbia (Cost  $2,148)                                 2,290

FLORIDA  1.5%

Double Branch Community Dev. Dist.,
5.60%, 5/1/07                                          145                  145

Fishawk Community Dev. Dist.,
5.00%, 11/1/07                                         230                  228

Jacksonville, 5.25%, 10/1/20
(MBIA Insured) #                                     1,000                1,048

Total Florida (Cost  $1,401)                                              1,421

GEORGIA  4.1%

Athens - Clarke County Residential Care Fac.
Wesley Woods of Athens, 6.375%, 10/1/27                200                  173

Atlanta Airport

    5.50%, 1/1/26 (Prerefunded 1/1/10!)
    (FGIC Insured)                                     200                  225

    6.25%, 1/1/14 (FGIC Insured) #                   1,000                1,110

Chatham County Hosp. Auth.,
Memorial Univ. Medical Center
6.125%, 1/1/24                                         750                  798

Coweta County Residential Care Fac.
for the Elderly Wesley Woods of
Newnan-Peachtree City, 8.20%, 10/1/16                  215                  224

Fulton County Residential Care Fac.
for the Elderly Canterbury Court,
6.125%, 2/15/26                                        250                  245

Henry County Hosp. Auth., GO, 5.00%, 7/1/34
(MBIA Insured)                                         500                  495

Municipal Electric Auth. of Georgia,
5.70%, 1/1/19 (Escrowed to Maturity)
(MBIA Insured)                                         100                  113

Rockdale County Dev. Auth.,
Pratt Industries USA
7.50%, 1/1/26 #                                        225                  232

Savannah Economic Dev. Auth.,
Marshes of Skidaway
7.40%, 1/1/34                                          250                  251

Total Georgia (Cost  $3,740)                                              3,866

HAWAII  0.6%

Hawaii Dept. of Budget & Fin.,
Hawaii Pacific Health B & F Kapiolani,
6.25%, 7/1/21                                          500                  518

Total Hawaii (Cost  $498)                                                   518

IDAHO  0.0%

Idaho Housing Agency, Single Family,
6.60%, 7/1/27 #                                         37                   38

Total Idaho (Cost  $37)                                                      38

ILLINOIS  3.6%

Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10!)
(FGIC Insured)                                         500                  600

Chicago O'Hare Int'l. Airport

    VRDN (Currently 1.19%)
    (AMBAC Insured) #                                  400                  400

    5.75%, 1/1/21 (MBIA Insured) #                   1,000                1,065

Illinois HFA

  Community Hosp. of Ottawa, 6.85%, 8/15/24            200                  207

  Glen Oaks Medical Center, 7.00%, 11/15/19
  (Escrowed to Maturity)                               145                  152

  Lutheran Senior Ministries, 7.375%,
  8/15/31                                              250                  247

  Riverside Health, 6.00%, 11/15/32                    500                  515

Village of Carol Stream, Windsor Park Manor,
7.20%, 12/1/14                                         200                  206

Total Illinois (Cost $3,221)                                              3,392

INDIANA  2.1%

Indiana Transportation Fin. Auth.,
5.375%, 12/1/25                                      1,000                1,026

Whiting, BP Amoco, VRDN (Currently 1.13%) #            900                  900

Total Indiana (Cost  $1,859)                                              1,926

IOWA  0.9%

Iowa Fin. Auth.

    Single Family, 5.70%, 1/1/27                       605                  625

    Wesley Retirement Services
    6.25%, 2/1/12 (Prerefunded 8/1/05!)                160                  170

Total Iowa (Cost  $735)                                                     795

KANSAS  1.9%

City of Olathe, Aberdeen Village,
8.00%, 5/15/30                                         250                  271

Johnson County Union School Dist. 233
Olathe, GO, 5.50%, 9/1/16 (FGIC Insured)             1,000                1,122

Lenexa Health Care Fac., Lakeview Village,
6.875%, 5/15/32                                        400                  418

Total Kansas (Cost  $1,703)                                               1,811

LOUISIANA  1.5%

Hodge Utility, PCR, Stone Container Corp.,
7.45%, 3/1/24 #                                        300                  303

Louisiana, Gas & Fuels, GO, 5.375%, 6/1/19
(AMBAC Insured)                                      1,000                1,069

Total Louisiana (Cost  $1,357)                                            1,372

MAINE  0.4%

Maine Housing Auth., Single Family,
6.40%, 11/15/19 #                                      350                  370

Total Maine (Cost  $350)                                                    370

MARYLAND  5.7%

Maryland Economic Dev. Corp.

    Anne Arundel County Golf Course,
    8.25%, 6/1/28                                      150                  138

    Aviation Administration, 5.50%, 6/1/13
    (FSA Insured) #                                    600                  651

    Morgan State Univ. Student Housing,
    6.00%, 7/1/22                                      500                  513

    The Associated Jewish Charities,
    5.50%, 7/15/09                                     445                  474

Maryland Energy Fin. Administration
Baltimore Wastewater, 6.45%, 12/1/16 #                 500                  524

Maryland HHEFA

    Adventist Healthcare, 5.75%, 1/1/25                500                  501

    Lifebridge Health, 5.125%, 7/1/34                  750                  731

    Univ. of Maryland Medical System,
    6.625%, 7/1/20                                     850                  956

Maryland Stadium Auth., Sports Fac. Leasing
VRDN (Currently 1.11%) #                               640                  640

Northeast Maryland Waste Disposal Auth., IDRB
Waste Management, 5.00%, 1/1/12 #                      200                  201

Total Maryland (Cost  $5,227)                                             5,329

MASSACHUSETTS  2.8%

Massachusetts, 5.25%, 10/1/22
(Prerefunded 10/1/13!)                                 250                  275

Massachusetts, GO, 5.25%, 8/1/19
(Prerefunded 8/1/13!)                                1,000                1,098

Massachusetts Water Pollution Abatement Trust
Water Resources Auth., 6.00%, 8/1/18                 1,050                1,227

Total Massachusetts (Cost  $2,356)                                        2,600

MICHIGAN  0.3%

Michigan Strategic Fund, PCR, Ford Motor,
7.10%, 2/1/06                                          250                  269

Total Michigan (Cost  $268)                                                 269

MINNESOTA  0.3%

Minneapolis-St.Paul Metropolitan
Airport Commission Northwest Airlines,
6.50%, 4/1/25 (Tender 4/1/05) #                        300                  284

Total Minnesota (Cost  $300)                                                284

MISSISSIPPI  0.6%

Mississippi Business Fin. Corp., PCR, Entergy,
5.875%, 4/1/22                                         500                  502

Warren County, PCR, Entergy, 7.00%,
4/1/22                                                 100                  102

Total Mississippi (Cost  $597)                                              604

MISSOURI  1.4%

Missouri Higher Ed. Loan Auth.,
5.85%, 7/15/10 #                                     1,000                1,084

Sugar Creek, IDRB, LaFarge North America,
5.65%, 6/1/37 #                                        250                  246

Total Missouri (Cost  $1,250)                                             1,330

NEVADA  1.3%

Clark County Airport, Las Vegas McCarran
Int'l. Airport 6.00%, 7/1/17
(MBIA Insured)                                         250                  264

Clark County, IDRB, PCR

  Southwest Gas

    5.45%, 3/1/38 (Tender 3/1/13)                      250                  264

    6.50%, 12/1/33 #                                   200                  201

Henderson Local Improvement Dist.
Sun City Anthem Phase II,
5.80%, 3/1/23                                          150                  153

Washoe County Water Fac.,
Sierra Pacific Power, 7.50%, 3/1/36 #                  300                  300

Total Nevada (Cost  $1,132)                                               1,182

NEW HAMPSHIRE  0.9%

New Hampshire Business Fin. Auth., PCR
Public Service, 5.45%, 5/1/21
(MBIA Insured)                                         750                  799

New Hampshire Housing Fin. Agency
Single Family, 6.85%, 7/1/14 #                          25                   25

Total New Hampshire (Cost  $805)                                            824

NEW JERSEY  5.0%

New Jersey Economic Dev. Auth.

    Harrogate, 5.55%, 12/1/07                          150                  160

    The Evergreens, 6.00%, 10/1/17                     130                  132

    Winchester Gardens, 8.625%, 11/1/25
    (Prerefunded 11/1/06!)                             210                  246

New Jersey Economic Dev. Auth.,
IDRB Continental Airlines,
6.25%, 9/15/19 #                                       700                  575

New Jersey HFFA

  Irvington General Hosp., 5.875%, 8/1/06
  (Prerefunded 8/1/04!)                                 35                   36

  Pascack Valley Hosp. Assoc., 6.625%,
  7/1/36                                               400                  414

  South Jersey Hosp., 5.875%, 7/1/21                   750                  784

New Jersey Housing & Mortgage Fin.
Agency Single Family, 6.35%, 10/1/27
(MBIA Insured) #                                        30                   31

New Jersey Sports & Exhibition Auth.,
Monmouth 8.00%, 1/1/25
(Prerefunded 1/1/05!)                                  100                  106

New Jersey Transportation Trust
Fund Auth. 6.00%, 6/15/07
(Escrowed to Maturity)                               1,000                1,111

Port Auth. of New York & New Jersey
5.875%, 9/15/15 (FGIC Insured) #                     1,000                1,079

Total New Jersey (Cost  $4,546)                                           4,674

NEW MEXICO  0.2%

New Mexico Mortgage Fin. Auth.,
Single Family, 6.30%, 9/1/27                           190                  192

Total New Mexico (Cost  $190)                                               192

NEW YORK  8.5%

Dormitory Auth. of the State of New York

    4.00%, 2/15/06                                     500                  516

  Nyack Hosp., 6.00%, 7/1/06                           160                  155

Madison County IDA, Colgate Univ.,
5.00%, 7/1/33                                          360                  355

Metropolitan Transportation Auth.,
5.125%, 11/15/31                                       250                  251

Nassau County, 7.00%, 3/1/13
(Prerefunded 3/1/10!) (FSA Insured)                    655                  781

Nassau County IDA, 6.80%, 1/1/11
(Prerefunded 1/1/05!)                                  290                  306

New York City, GO

    5.00%, 8/1/06                                    1,000                1,060

    5.75%, 3/1/20                                    1,000                1,079

    6.25%, 8/1/09                                      350                  382

New York State Energy Research & Dev. Auth.
Consolidated Edison, 4.70%, 6/1/36
(Tender 10/1/12) #                                     300                  302

New York State Environmental Fac. Corp., PCR
6.90%, 11/15/15                                          5                    5

New York State Environmental Fac. Corp., PCR
6.90%, 11/15/15 (Prerefunded 11/15/04!)                195                  205

New York State Mortgage Agency, Single Family,
5.85%, 10/1/18 #                                       725                  768

Tobacco Settlement Fin. Corp.

    5.25%, 6/1/20 (AMBAC Insured)                      500                  525

    5.25%, 6/1/21 (AMBAC Insured)                      500                  521

United Nations Dev. Corp., 5.25%, 7/1/24               500                  505

Yonkers Ind. Dev. Agency, Civic Fac.,
6.625%, 2/1/26                                         250                  266

Total New York (Cost  $7,723)                                             7,982

NORTH CAROLINA  2.0%

North Carolina Eastern Municipal Power Agency

    5.30%, 1/1/15                                      500                  520

    6.70%, 1/1/19                                      700                  772

North Carolina Municipal Power Agency
Catawba Electric, 5.50%, 1/1/13                        500                  539

Total North Carolina (Cost  $1,727)                                       1,831

OHIO  3.4%

Akron, Baseball, COP, 6.90%, 12/1/16                   300                  323

Cuyahoga County Hosp., Cleveland Clinic
Obligation Group 6.00%, 1/1/32                         350                  369

Franklin County, Ohio Presbyterian
Retirement Services 7.125%, 7/1/29                     500                  529

Ohio Building Auth., Adult Correctional Fac.,
5.50%, 10/1/11                                       1,000                1,104

Ohio Water Dev. Auth., Fresh Water,
5.375%, 12/1/21                                        750                  798

Ohio Water Dev. Auth., PCR, Toledo
FirstEnergy Corp., 8.00%, 10/1/23 #                    100                  105

Total Ohio (Cost  $3,051)                                                 3,228

OREGON  0.9%

Portland Sewer, 5.75%, 8/1/20
(FGIC Insured)                                         750                  829

Total Oregon (Cost  $764)                                                   829

PENNSYLVANIA  5.6%

Cumberland County Municipal Auth.
Wesley Affiliated Services, 7.125%, 1/1/25             400                  397

Montgomery County HHEFA, Foulkeways at Gwynedd
6.75%, 11/15/24                                        400                  416

Pennsylvania Turnpike Commission
5.50%, 7/15/33 (AMBAC Insured)                       1,000                1,050

Philadelphia School Dist., GO

    5.50%, 2/1/22 (FSA Insured)                      1,000                1,062

    5.50%, 2/1/31 (FSA Insured)                      1,000                1,045

West Shore Area Auth., Holy Spirit Hosp.

    6.20%, 1/1/26                                      500                  511

    6.25%, 1/1/32                                      250                  255

Westmoreland County IDA

  Redstone Presbyterian Seniorcare

    7.50%, 11/15/15                                    200                  210

    8.00%, 11/15/23                                    300                  322

Total Pennsylvania (Cost  $5,090)                                         5,268


PUERTO RICO  0.3%

Puerto Rico Highway & Transportation Auth.,
5.50%, 7/1/15                                          250                  274

Total Puerto Rico (Cost  $240)                                              274

SOUTH CAROLINA  2.4%

South Carolina Public Service Auth.

    5.25%, 1/1/18 (FSA Insured)                      1,000                1,065

    5.25%, 1/1/19 (FSA Insured)                        945                1,000

    6.25%, 1/1/22 (AMBAC Insured)                      200                  217

Total South Carolina (Cost  $2,245)                                       2,282

TENNESSEE  1.2%

Memphis-Shelby County Airport Auth.

    6.25%, 2/15/09 (MBIA Insured) #                    290                  325

    6.25%, 2/15/11 (MBIA Insured) #                    100                  113

Shelby County Health Ed. & Housing Board
The Village at Germantown, 7.25%, 12/1/34              250                  250

Sullivan County Health, Ed. & Housing,
Wellmont Health 6.25%, 9/1/22                          400                  419

Total Tennessee (Cost  $1,051)                                            1,107

TEXAS  10.6%

Amarillo Health Fac. Dev. Corp.,
Sears Panhandle Retirement
7.75%, 8/15/26 (Prerefunded 8/15/06!)                  200                  230

Brazos River Auth., PCR

  Centerpoint Energy, 7.75%, 12/1/18                   250                  272

  TXU Energy

    5.75%, 5/1/36 (Tender 11/1/11) #                   150                  158

    7.70%, 4/1/33 #                                    150                  171

Dallas Fort Worth Airport, 5.50%, 11/1/31
(FGIC Insured) #                                     1,000                1,023

Gulf Coast IDA, BP Amoco, VRDN
(Currently 1.13%) #                                  2,300                2,300

Gulf Coast Waste Disposal Auth.

    Anheuser-Busch, 5.90%, 4/1/36 #                    500                  518

    BP Amoco, VRDN (Currently 1.13%) #               1,000                1,000

Harris County, 6.375%, 8/15/24
(Prerefunded 8/15/04!) (MBIA Insured)                  250                  259

Harris County Health Fac. Dev. Corp.

  Memorial Hermann Healthcare, 6.375%,
  6/1/29                                               250                  280

  St. Luke's Episcopal, 5.375%, 2/15/26              1,000                1,008

  Texas Childrens Hosp., 5.375%, 10/1/12               800                  848

Houston, 6.40%, 6/1/27                                 250                  273

Houston, GO, 5.50%, 3/1/18 (FSA Insured)               500                  539

Houston Water & Sewer System, 5.75%, 12/1/18
(AMBAC Insured)                                        485                  538

Port Corpus Christi IDC, PCR, Citgo Petroleum,
8.25%, 11/1/31 #                                       250                  260

Sabine River Auth., PCR, TXU Energy,
6.15%, 8/1/22                                          250                  260

Total Texas (Cost  $9,568)                                                9,937

UTAH  0.6%

Intermountain Power Agency, 5.75%, 7/1/16
(MBIA Insured)                                         500                  550

Total Utah (Cost  $491)                                                     550

VIRGINIA  4.6%

Fairfax County Water Auth., 5.80%, 1/1/16
(Escrowed to Maturity)                                 830                  929

Greater Richmond Convention Center,
6.125%, 6/15/29                                      1,250                1,369

Henrico County Economic Dev. Auth.
Bon Secours Health System, 5.60%, 11/15/30             400                  405

Riverside Regional Jail Auth., 5.875%, 7/1/14
(Prerefunded 7/1/14!) (MBIA Insured)                   455                  487

Riverside Regional Jail Auth., 5.875%, 7/1/14
(Prerefunded 7/1/05!) (MBIA Insured)                   545                  584

Virginia HDA, Multi-Family, 6.50%, 5/1/13 #            100                  102

York County IDA, Virginia Electric & Power,
5.50%, 7/1/09                                          400                  424

Total Virginia (Cost  $4,003)                                             4,300

WASHINGTON  1.2%

Chelan County Public Utility Dist. #1,
Rock Island Hydro Zero Coupon, 6/1/18
(MBIA Insured)                                         585                  286

Tacoma Solid Waste Utility, 5.50%, 12/1/17
(AMBAC Insured)                                        665                  716

Tacoma Solid Waste Utility, 5.50%, 12/1/17
(Prerefunded 12/1/07!) (AMBAC Insured)                 135                  151

Total Washington (Cost  $1,050)                                           1,153

WISCONSIN  0.4%

Oconto Falls CDA, Oconto Falls Tissue,
7.75%, 12/1/22 #                                       200                  153

Wisconsin HEFA, National Regency of New Berlin,
8.00%, 8/15/25                                         200                  206

Total Wisconsin (Cost  $395)                                                359

Total Investments in Securities

99.2% of Net Assets (Cost  $89,331)                                     $92,874
                                                                        -------

ss.  Denominated in U.S. dollar unless otherwise noted

#    Interest subject to alternative minimum tax

!    Used in determining portfolio maturity

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total value of such securities at period-end amounts to $571 and represents 0.6% of net assets

AMBA AMBAC Assurance Corp.

CDA  Community Development Administration

COP  Certificates of Participation

FGIC Financial Guaranty Insurance Company

FNMA Federal National Mortgage Association

FSA  Financial Security Assurance Inc.

GO   General Obligation

HDA  Housing Development Authority

HEFA Health & Educational Facility Authority

HFA  Health Facility Authority

HFC  Housing Finance Corp.

HFFA Health Facility Financing Authority

HHEFA Health & Higher Educational Facility Authority

IDA  Industrial Development Authority/Agency

IDC  Industrial Development Corp.

IDRB Industrial Development Revenue Bond

MBIA MBIA Insurance Corp.

PCR  Pollution Control Revenue

PFA  Public Finance Authority

VRDN Variable-Rate Demand Note


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          April 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $89,331)         $             92,874

Other assets                                                              2,436

Total assets                                                             95,310

Liabilities

Total liabilities                                                         1,641

NET ASSETS                                                 $             93,669
                                                           --------------------



Net Assets Consist of:

Undistributed net investment income (loss)                 $                 30

Undistributed net realized gain (loss)                                   (1,254)

Net unrealized gain (loss)                                                3,543

Paid-in-capital applicable to 8,664,243 shares of
$0.0001 par value capital stock outstanding;
4,000,000,000 shares of the Corporation authorized                       91,350

NET ASSETS                                                 $             93,669
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              10.81
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        4/30/04

Investment Income (Loss)

Interest Income                                            $              2,379

Investment management and administrative expense                            236

Net investment income (loss)                                              2,143

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                                197

  Futures                                                                    25

  Net realized gain (loss)                                                  222

Change in net unrealized gain (loss) on securities                         (878)

Net realized and unrealized gain (loss)                                    (656)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              1,487
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/04             10/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         2,143      $         4,265

  Net realized gain (loss)                             222                  244

  Change in net unrealized gain (loss)                (878)                 875

  Increase (decrease) in net assets from
  operations                                         1,487                5,384

Distributions to shareholders

  Net investment income                             (2,139)              (4,258)

Capital share transactions *

  Shares sold                                       16,406               24,054

  Distributions reinvested                           1,341                2,705

  Shares redeemed                                  (14,960)             (26,935)

  Increase (decrease) in net assets from
  capital share transactions                         2,787                 (176)

Net Assets

Increase (decrease) during period                    2,135                  950

Beginning of period                                 91,534               90,584

End of period                              $        93,669      $        91,534
                                           ---------------      ---------------

(Including undistributed net investment income of $30 at 4/30/04 and $26 at 10/31/03)

*Share information

  Shares sold                                        1,486                2,215

  Distributions reinvested                             122                  249

  Shares redeemed                                   (1,361)              (2,484)

  Increase (decrease) in shares outstanding            247                  (20)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         April, 30, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on October 29, 1993. The fund seeks a high level of income exempt from federal income taxes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Purchased and written options are valued at the mean of the closing bid and asked prices. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (variation margin) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
At April 30, 2004, approximately 11% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as high-yield or junk bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Futures Contracts
During the six months ended April 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $16,041,000 and $15,646,000, respectively, for the six months ended April 30, 2004.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $1,462,000 of unused capital loss carryforwards of which $1,462,000 expires in fiscal 2008.

At April 30, 2004, the cost of investments for federal income tax purposes was $89,304,000. Net unrealized gain aggregated $3,570,000 at period-end, of which $4,015,000 related to appreciated investments and $445,000 related to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At April 30, 2004, $54,000 was payable under the agreement.

T. Rowe Price Summit Municipal Income Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Summit Municipal Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004